Disposal	6 Months Ended
Jun. 30, 2026
Disposal
Disposal

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

20.Disposal

I-Systems disposal

(a)	In May 2026, the Group completed the I-Systems Disposal. At December 31, 2025, I-Systems was re-classified as a disposal group held for sale and presented within discontinued operations, in accordance with IFRS 5, as part of the Group’s plan to exit its Latin America operations. The net assets disposed of and the resulting net gain on disposal are as follows:

2026
$’m

Net assets disposed	(361.4)
Non-controlling interests derecognized	180.7
Exchange differences on translation of foreign operations recycled	16.0
(164.7)

Proceeds
Cash	183.0
Other receivables(a)	7.0
190.0
Costs of disposal	(5.3)
Net gain on disposal	20.0
(a)	Other receivables represent amounts held in escrow at closing which may be subject to certain deductions for indemnity claims and cannot be used for any other purpose up to the sixth anniversary of the closing date. Any amounts not applied in settlement of valid claims will be released to IHS Holding Limited thereafter. Accordingly, the balance is classified as a non-current financial asset measured at amortized cost in accordance with IFRS 9. Interest accruing on the balance is for the benefit of IHS Holding Limited and is recognized within finance income.

The net gain on disposal is included in Discontinued operations in the consolidated statement of income and other comprehensive income. Net assets disposed included cash of $5.7 million.

The assets held for sale were impaired by cumulative impairment losses of $95.2 million to align its carrying value with the transaction consideration, of which $92.0 million was incurred in the year ended December 31, 2025 and $3.2 million in the period ended March 31, 2026.